Bridge Loans and Long-Term Debt - Schedule of Fair Value through Profit and Loss (“FVTPL”) (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	$ 40,310,037	$ 11,258,950
Exercise of warrants
Interest accretion	2,515,667		1,067,932
Fair value adjustment
Foreign exchange	2,728,730		49,911
Balance	45,554,434	40,310,037	11,258,950
Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	6,008	737,974
Exercise of warrants
Interest accretion
Fair value adjustment	593,985		21,100
Foreign exchange
Balance	599,993	6,008	737,974
PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance
Exercise of warrants			(18,548,444)
Interest accretion
Fair value adjustment
Foreign exchange
Balance
FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	40,316,045	11,996,924
Exercise of warrants			(18,548,444)
Interest accretion	2,515,667		1,067,932
Fair value adjustment	593,985		21,100
Foreign exchange	2,728,730		49,911
Balance	46,154,427	40,316,045	11,996,924
Tranche A-1 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			9,982,830
Tranche A-1 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			704,677
Tranche A-1 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			18,269,759
Tranche A-1 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			28,957,266
Tranche A-2 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			158,277
Tranche A-2 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			12,197
Tranche A-2 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			278,685
Tranche A-2 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche			$ 449,159
Tranche B-1 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	40,310,037
Issuance of Tranche		2,539,580
Exercise of conversion option		(1,049,482)
Exercise of warrants
Interest accretion		7,814,332
Fair value adjustment
Foreign exchange		141,077
Balance		40,310,037
Tranche B-1 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	6,008
Issuance of Tranche		962,726
Exercise of conversion option		(207)
Exercise of warrants
Interest accretion
Fair value adjustment		(5,679,715)
Foreign exchange
Balance		6,008
Tranche B-1 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance
Issuance of Tranche		2,059,081
Exercise of conversion option
Exercise of warrants		(2,059,081)
Interest accretion
Fair value adjustment
Foreign exchange
Balance
Tranche B-1 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Balance	$ 40,316,045
Issuance of Tranche		5,561,387
Exercise of conversion option		(1,049,689)
Exercise of warrants		(2,059,081)
Interest accretion		7,814,332
Fair value adjustment		(5,679,715)
Foreign exchange		141,077
Balance		40,316,045
Tranche B-2 [Member] | Host Amortized cost [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche		19,605,580
Tranche B-2 [Member] | Conversion option FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche		3,985,230
Tranche B-2 [Member] | PIPE Warrants FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche
Tranche B-2 [Member] | FVTPL [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of Tranche		$ 23,590,810